Basis of Presentation and Significant Accounting Policies - Additional Information (Detail) In Thousands, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2014 USD ($)	Mar. 31, 2014 CAD
Accounting Policies [Abstract]
Increase (decrease) in operating income	$ 20,303
Increase (decrease) in net income	15,227
Increase (decrease) in earnings per share on a basic basis	$ 0.13
Increase (decrease) in earnings per share on a diluted basis	$ 0.12
Estimated quarterly increase in operating income		11,000
Estimated quarterly increase in net income		8,250
Service providing period	1 year	1 year